Unrealized Losses on Debt Investments (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	$ 25,145	$ 4,560
Less than 12 Months - Unrealized Losses	(137)	(65)
12 Months or Greater - Fair Value	23,232	38,176
12 Months or Greater - Unrealized Losses	(1,137)	(1,560)
Total Fair Value	48,377	42,736
Total Unrealized Losses	(1,274)	(1,625)
U.S. government and agency securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	19,100	2,569
Less than 12 Months - Unrealized Losses	(100)	(51)
12 Months or Greater - Fair Value	22,042	34,608
12 Months or Greater - Unrealized Losses	(1,054)	(1,411)
Total Fair Value	41,142	37,177
Total Unrealized Losses	(1,154)	(1,462)
Foreign government bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	74	43
Less than 12 Months - Unrealized Losses	(1)	(2)
12 Months or Greater - Fair Value	30	106
12 Months or Greater - Unrealized Losses	(6)	(7)
Total Fair Value	104	149
Total Unrealized Losses	(7)	(9)
Mortgage- and asset-backed securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	905	841
Less than 12 Months - Unrealized Losses	(5)	(4)
12 Months or Greater - Fair Value	129	189
12 Months or Greater - Unrealized Losses	(18)	(23)
Total Fair Value	1,034	1,030
Total Unrealized Losses	(23)	(27)
Corporate notes and bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	5,066	1,107
Less than 12 Months - Unrealized Losses	(31)	(8)
12 Months or Greater - Fair Value	909	3,105
12 Months or Greater - Unrealized Losses	(40)	(98)
Total Fair Value	5,975	4,212
Total Unrealized Losses	(71)	(106)
Municipal securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	0	0
Less than 12 Months - Unrealized Losses	0	0
12 Months or Greater - Fair Value	122	168
12 Months or Greater - Unrealized Losses	(19)	(21)
Total Fair Value	122	168
Total Unrealized Losses	$ (19)	$ (21)